UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22269

Investment Company Act File Number

Eaton Vance National Municipal Opportunities Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

June 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

National Municipal Opportunities Trust

June 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 110.7%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.1%
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$200	$201,608

		$201,608

Education — 9.1%
Maine Health and Higher Educational Facilities Authority, (Bowdoin College), 5.00%, 7/1/39(1)	$10,440	$11,628,490
New Hampshire Health and Education Facilities Authority, (Dartmouth College), 5.25%, 6/1/39(1)(2)	12,000	13,531,080
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,500	1,678,230
New York Dormitory Authority, (The New School), 5.75%, 7/1/50	3,000	3,408,240
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	750	881,490

		$31,127,530

Electric Utilities — 13.3%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$364,949
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	3,050	3,150,284
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 1/1/34	3,650	4,251,191
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	2,815	3,278,659
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	4,540	5,187,631
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	8,000	9,242,320
Matagorda County, TX, Navigation District No. 1, (Central Power and Light Co.), 6.30%, 11/1/29	6,000	6,801,720
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	715	738,352
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,500	2,747,125
Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/38(1)(2)	9,000	9,717,840

		$45,480,071

Escrowed/Prerefunded — 3.3%
Atlanta, GA, Water & Wastewater Revenue, Prerefunded to 11/1/19, 6.25%, 11/1/34	$3,000	$3,615,300
Illinois Finance Authority, (Rush University Medical Center), Prerefunded to 5/1/19, 6.625%, 11/1/39	2,300	2,751,582
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.625%, 7/1/37	1,000	1,096,620
St. Paul, MN, Housing and Redevelopment Authority, (HealthEast), Prerefunded to 11/15/15, 6.00%, 11/15/35	3,750	3,830,737

		$11,294,239

General Obligations — 5.1%
California, 5.00%, 10/1/33	$4,035	$4,609,019
California, 6.00%, 4/1/38	5,750	6,713,528
Illinois, 5.00%, 5/1/36	3,500	3,552,220
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/32	2,210	2,544,461

		$17,419,228

Security	Principal Amount (000’s omitted)	Value
Hospital — 19.2%
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/34	$980	$1,118,709
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/39	1,000	1,139,900
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	165	181,903
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	665	747,540
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children’s Hospital), 5.50%, 10/1/39(1)	12,300	14,034,177
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,000	3,633,210
Illinois Finance Authority, (Rush University Medical Center), 4.00%, 11/15/39	1,000	965,930
Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	1,665	1,868,713
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,915	6,735,765
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), 6.00%, 7/1/39	3,400	3,836,764
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,725	3,738,969
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	1,450	1,514,916
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	4,070	4,232,922
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	2,425	2,481,042
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	1,365	1,550,886
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	770	947,084
Sullivan County, TN, Health, Educational and Housing Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	3,115	3,230,255
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	3,500	3,948,665
Tyler Health Facilities Development Corp., TX, (East Texas Medical Center), 5.375%, 11/1/37	4,500	4,638,960
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.125%, 8/15/30	5,000	5,124,350

		$65,670,660

Housing — 2.8%
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(1)	$8,895	$8,998,538
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42	20	20,233
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/47	445	455,693

		$9,474,464

Industrial Development Revenue — 10.5%
Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	$5,000	$5,020,100
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	3,000	3,358,410
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23(3)	5,000	5,124,600
Campbell County, WY, (Basin Electric Power Cooperative), 5.75%, 7/15/39	3,000	3,417,450
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	3,420	4,227,428

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (Covanta Energy), 4.875%, 11/1/42(3)	$2,695	$2,731,625
Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 5.625% to 6/1/18 (Put Date), 12/1/26	1,800	1,966,950
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	630	686,549
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	1,900	2,060,455
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	2,958,387
Owen County, KY, (Kentucky-American Water Co., Inc.), 6.25%, 6/1/39	3,000	3,397,200
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	850	970,334

		$35,919,488

Insured-General Obligations — 0.9%
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/30	$2,910	$3,137,562

		$3,137,562

Insured-Special Tax Revenue — 3.1%
Hesperia, CA, Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$295	$298,242
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 6.875%, (0.00% until 10/1/19), 10/1/34	4,000	4,175,520
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	6,000	6,183,960

		$10,657,722

Insured-Transportation — 5.8%
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	$710	$788,150
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	2,885	3,212,303
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	4,000	1,811,040
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/36	13,000	5,640,440
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,850	8,436,238

		$19,888,171

Insured-Water and Sewer — 0.4%
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/27	$1,410	$1,437,791

		$1,437,791

Lease Revenue/Certificates of Participation — 2.3%
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$2,000	$2,316,020
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	5,000	5,525,950

		$7,841,970

Other Revenue — 2.3%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$510	$587,127
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	575	663,550
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	315	364,836
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(3)	4,000	4,032,560
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,245	1,348,883
Seminole Tribe, FL, 5.50%, 10/1/24(3)	925	982,239

		$7,979,195

Senior Living/Life Care — 7.0%
ABAG Finance Authority for Nonprofit Corporations, CA, (Episcopal Senior Communities), 6.00%, 7/1/31	$1,295	$1,452,912
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	3,405	3,530,951
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 6.20%, 7/1/45	2,000	2,240,500

Security	Principal Amount (000’s omitted)	Value
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.50%, 1/1/30	$465	$507,785
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.625%, 1/1/40	925	1,006,030
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	165	185,490
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	345	399,351
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	300	318,699
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	275	293,048
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	1,705	1,776,491
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 6.125%, 11/15/26	500	579,460
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 6.50%, 11/15/31	1,600	1,843,920
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	470	519,994
Mount Vernon, NY, Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	1,000	1,000,920
Multnomah County, OR, Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	835	934,908
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	550	624,915
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,560	2,940,723
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	255	275,227
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	735	795,358
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,500	2,611,575

		$23,838,257

Special Tax Revenue — 0.8%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$1,625	$1,793,903
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	1,020	1,129,915

		$2,923,818

Student Loan — 1.4%
Massachusetts Educational Financing Authority, 6.00%, 1/1/28	$3,065	$3,238,878
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	1,445	1,453,930

		$4,692,808

Transportation — 16.1%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$325	$371,176
Central Texas Regional Mobility Authority, 6.00%, 1/1/41	35	40,146
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	1,345	1,480,845
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	1,140	1,243,341
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,125	1,295,190
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	1,993,359
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	5,225	5,525,019

Security	Principal Amount (000’s omitted)	Value
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	$875	$937,834
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	2,060	2,143,286
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.75%, 7/1/24	350	397,803
Metropolitan Transportation Authority, NY, 5.00%, 11/15/31	1,000	1,124,370
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	1,360	1,452,997
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,250	1,363,213
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	20,000	5,406,400
North Texas Tollway Authority, 5.50%, 9/1/41(1)(2)	2,660	3,096,985
North Texas Tollway Authority, Prerefunded to 1/1/18, 5.75%, 1/1/38	5,000	5,586,250
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	750	827,078
Route 460 Funding Corp., VA, 0.00%, 7/1/39	2,200	668,470
Route 460 Funding Corp., VA, 0.00%, 7/1/40	4,625	1,332,925
Route 460 Funding Corp., VA, 0.00%, 7/1/41	4,970	1,363,967
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/50	6,400	6,773,184
St. Louis, MO, (Lambert-St. Louis International Airport), 6.625%, 7/1/34	5,000	5,798,600
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	2,625	3,142,177
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,520	1,785,802

		$55,150,417

Water and Sewer — 7.2%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,450	$1,533,259
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,405	1,489,328
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,725	2,853,348
Marco Island, FL, Utility System, 5.00%, 10/1/34	550	620,158
Marco Island, FL, Utility System, 5.00%, 10/1/40	2,425	2,707,294
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	2,070	2,202,666
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40(1)	11,700	13,248,963

		$24,655,016

Total Tax-Exempt Municipal Securities — 110.7% (identified cost $329,225,016)		$378,790,015

Taxable Municipal Securities — 1.2%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$4,170,680

Total Taxable Municipal Securities — 1.2% (identified cost $4,000,000)		$4,170,680

Corporate Bonds & Notes — 0.3%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.3%
AHS Hospital Corp., 5.024%, 7/1/45	$845	$832,393

Total Corporate Bonds & Notes — 0.3% (identified cost $845,000)		$832,393

Total Investments — 112.2% (identified cost $334,070,016)		$383,793,088

Other Assets, Less Liabilities — (12.2)%		$(41,733,650)

Net Assets — 100.0%		$342,059,438

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2015, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

Texas	16.1%
California	12.4%
Others, representing less than 10% individually	71.5%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2015, 9.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 4.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $10,350,905.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2015, the aggregate value of these securities is $12,871,024 or 3.8% of the Trust’s net assets.

The Trust did not have any open financial instruments at June 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Trust at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$284,986,561

Gross unrealized appreciation	$51,468,340
Gross unrealized depreciation	(171,813)

Net unrealized appreciation	$51,296,527

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015 the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$378,790,015	$—	$378,790,015
Taxable Municipal Securities	—	4,170,680	—	4,170,680
Corporate Bonds & Notes	—	832,393	—	832,393
Total Investments	$—	$383,793,088	$—	$383,793,088

The Trust held no investments or other financial instruments as of March 31, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance National Municipal Opportunities Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2015